Lease Liabilities - Summary of Lease Liabilities (Details) - USD ($)	Feb. 28, 2022	Feb. 28, 2021
Non-current liabilities
Lease liabilities	$ 1,194,027	$ 868,536
Current liabilities
Lease liabilities	$ 344,781	$ 260,429